AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.9%
Long-Term Municipal Bonds – 94.9%
Alabama – 1.7%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2046	$3,900	$3,818,031
4.00%, 09/01/2051	5,500	5,283,294

		9,101,325

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.00%, 09/01/2023(a)	430	431,038

Arizona – 4.5%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	6,875	5,843,914
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	4,293,794
5.00%, 02/01/2034	1,300	1,498,015
5.00%, 02/01/2035	1,100	1,255,819
Series 2021 4.00%, 02/01/2038	1,400	1,417,291
Industrial Development Authority of the County of Pima(The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,308,290
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	486,380
5.00%, 07/01/2050(a)	1,175	1,101,728
5.00%, 07/01/2054(a)	640	587,019
Series 2021 4.00%, 07/01/2041(a)	365	303,582
4.00%, 07/01/2051(a)	1,080	828,067
4.00%, 07/01/2061(a)	4,210	3,068,657

		23,992,556

California – 12.7%
California Educational Facilities Authority (Mount St.Mary’s University, Inc.) Series 2018-A 5.00%, 10/01/2036	405	440,869
5.00%, 10/01/2046	2,750	2,902,496
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	3,750	3,851,485

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	$1,000	$1,045,229
5.00%, 08/01/2055	1,200	1,246,386
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,245,817
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 2.01% (MUNIPSA + 0.35%), 08/01/2047(b)	8,000	7,895,611
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,882,821
4.00%, 05/01/2051	5,000	4,819,323
4.00%, 05/01/2055	5,000	4,777,771
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)	350	362,631
5.00%, 12/01/2046(a)	3,725	3,741,914
5.00%, 12/01/2054(a)	1,240	1,234,172
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,795,313
5.00%, 11/01/2049(a)	3,500	3,492,952
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046	2,960	2,973,494
4.00%, 09/01/2051	2,745	2,736,132
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,239,502
4.00%, 07/01/2046	2,090	2,098,710
4.00%, 07/01/2051	1,945	1,939,811
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	600,652
5.00%, 06/01/2054(a)	250	233,523
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	500	461,589

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048(a)	$1,085	$1,031,131
5.00%, 06/01/2056(a)	1,000	929,665
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,619,209
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	777,428
4.00%, 06/01/2051(a)	1,000	739,914
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,034,621
Series 2022 5.375%, 08/01/2042(a)	1,500	1,594,075
Coalinga-Huron Joint Unified School District BAM Series 2018-B 5.00%, 08/01/2048	500	531,859

		68,276,105

Colorado – 0.5%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038	1,020	934,466
4.00%, 12/01/2039	1,000	908,015
4.00%, 12/01/2040	750	676,148

		2,518,629

Connecticut – 1.1%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2025	525	559,430
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,098,079
5.00%, 07/15/2038	620	675,218
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,679,273
Series 2021-A 4.00%, 08/01/2037	775	795,050
4.00%, 08/01/2039	1,000	1,012,302
4.00%, 08/01/2040	325	327,782

		6,147,134

District of Columbia – 4.7%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,820,060
5.00%, 04/01/2051	2,635	2,780,521
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,814,117

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 07/01/2037	$625	$643,626
5.00%, 07/01/2042	2,000	2,032,624
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	3,973,101
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2027	620	661,260
5.50%, 02/28/2035	4,025	4,518,680
5.50%, 02/29/2036	1,625	1,799,349
5.50%, 08/31/2036	1,800	1,989,894
5.50%, 02/28/2037	1,850	2,019,345
District of Columbia Water & Sewer Authority Series 2016-A 5.00%, 10/01/2035	820	877,588

		24,930,165

Florida – 1.2%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040	825	776,589
5.00%, 06/01/2050	3,735	3,313,520
Pinellas County School Board (Pinellas County School Board COP) Series 2021-A 5.00%, 07/01/2027	900	1,005,051
5.00%, 07/01/2030	1,000	1,173,286

		6,268,446

Illinois – 6.6%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,226,667
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,093,641
Series 2020-A 5.00%, 12/01/2045	6,010	6,336,848
Series 2022-A 4.00%, 12/01/2049	4,190	3,918,000
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	607,280
BAM Series 2017 5.00%, 12/01/2047	620	651,237
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	750	698,527
4.00%, 11/01/2051	2,000	1,753,686
4.00%, 11/01/2056	2,250	1,920,781

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	$1,865	$1,758,899
4.00%, 10/01/2050	6,505	5,555,466
4.00%, 10/01/2055	2,000	1,676,791

		35,197,823

Indiana – 0.6%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029	685	769,812
5.00%, 07/01/2029	600	679,706
5.00%, 01/01/2030	1,000	1,139,563
5.00%, 07/01/2030	420	482,336

		3,071,417

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2028 (Pre-refunded/ETM)	555	592,992

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041	1,500	1,431,782
4.00%, 02/01/2042	1,500	1,429,951

		2,861,733

Maryland – 3.4%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,071,251
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.00%, 07/01/2033	1,895	2,124,478
5.00%, 07/01/2034	1,840	2,039,435
Maryland Economic Development Corp. (Morgan State University) Series 2020 5.00%, 07/01/2050	2,500	2,577,963
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055	10,000	10,246,264

		18,059,391

Massachusetts – 3.3%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	7,415	7,530,790
Series 2016-E 5.00%, 07/01/2037	765	782,062

	Principal Amount (000)	U.S. $ Value

Series 2017-F 5.00%, 07/01/2030	$1,475	$1,565,880
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2036	1,765	1,810,229
5.00%, 07/01/2039	2,250	2,277,671
5.00%, 07/01/2044	1,645	1,642,730
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,061,585
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	876,616

		17,547,563

Michigan – 10.2%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	976,436
City of Detroit MI Series 2018 5.00%, 04/01/2026	585	608,737
5.00%, 04/01/2027	500	525,586
5.00%, 04/01/2032	770	808,774
5.00%, 04/01/2033	180	188,265
5.00%, 04/01/2034	1,255	1,308,372
5.00%, 04/01/2035	1,000	1,035,850
5.00%, 04/01/2036	700	718,245
5.00%, 04/01/2037	1,100	1,122,300
Series 2021-A 4.00%, 04/01/2040	1,050	939,590
5.00%, 04/01/2033	1,125	1,194,133
5.00%, 04/01/2036	1,200	1,238,187
5.00%, 04/01/2039	1,175	1,193,169
5.00%, 04/01/2050	3,650	3,571,113
Detroit City School District AGM Series 2005-A 5.25%, 05/01/2030	4,260	5,072,243
Series 2020-A 5.00%, 05/01/2036	1,145	1,273,719
5.00%, 05/01/2037	1,150	1,269,667
5.00%, 05/01/2039	1,645	1,804,067
5.00%, 05/01/2040	1,000	1,094,105
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,615,278
Ferris State University Series 2019-A 5.00%, 10/01/2024	2,000	2,080,456
5.00%, 10/01/2025	2,000	2,135,839
5.00%, 10/01/2026	2,185	2,387,036
Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2041	3,500	3,063,258
5.00%, 07/01/2031	2,405	2,663,052

	Principal Amount (000)	U.S. $ Value

Flint Public Library AGM Series 2020 3.00%, 05/01/2029	$1,085	$1,124,446
3.00%, 05/01/2030	1,175	1,210,780
Grand Rapids Public Schools AGM Series 2017 5.00%, 05/01/2027	200	222,226
AGM Series 2019 5.00%, 11/01/2040	1,800	1,964,289
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046	1,225	1,274,065
Series 2016-C 5.00%, 07/01/2026	695	754,952
Series 2020-B 5.00%, 07/01/2045	1,350	1,462,047
5.00%, 07/01/2049	1,300	1,383,231
Series 2022-A 5.00%, 07/01/2037	1,000	1,132,292
5.00%, 07/01/2038	1,215	1,368,746
5.25%, 07/01/2039	1,925	2,190,137
5.25%, 07/01/2040	735	831,911

		54,806,599

Minnesota – 0.6%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	3,000	2,206,652
Housing & Redevelopment Authority of The City of St.Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	942,399

		3,149,051

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	208,017

New Jersey – 5.1%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)	1,600	1,500,856
4.00%, 07/15/2050(a)	3,260	2,833,805
New Jersey Economic Development Authority Series 2023 5.185%, 03/01/2030	1,500	1,518,580
5.198%, 03/01/2031	1,500	1,514,645
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	1,000	1,003,492

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 4.00%, 11/01/2044	$5,500	$5,336,048

5.00%, 11/01/2044	6,925	7,263,623

New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,170	1,187,872
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,362,667
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	708,250
5.00%, 06/15/2042	1,000	1,038,235

		27,268,073

New York – 14.6%
Buffalo Sewer Authority Series 2021 1.75%, 06/15/2049	2,000	1,465,623
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	201,127
4.00%, 06/15/2036	385	370,028
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044	550	539,460
4.00%, 07/01/2049	600	579,273
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)	4,500	4,604,857
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	500	482,521
5.00%, 06/15/2042	850	839,566
5.00%, 06/15/2052	1,520	1,465,526
5.00%, 06/15/2057	1,300	1,230,675
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	503,801
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	2,000	2,073,680

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	$2,260	$2,121,189
Series 2017-A 5.00%, 06/01/2047(a)	725	688,753
City of Buffalo NY Series 2021-B 5.00%, 04/01/2026	2,025	2,199,955
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039	4,000	4,024,072
Series 2017-C 5.00%, 11/15/2026	5,710	6,079,916
5.00%, 11/15/2029	1,165	1,236,749
5.00%, 11/15/2033	1,000	1,055,687
Series 2018-B 5.00%, 11/15/2026	2,160	2,299,933
Series 2020-C 4.75%, 11/15/2045	12,085	12,052,476
Series 2020-E 4.00%, 11/15/2045	4,250	3,874,307
5.00%, 11/15/2030	5,000	5,442,582
5.00%, 11/15/2032	4,500	4,923,721
Series 2021-A 4.00%, 11/15/2042	7,500	6,958,588
Series 2021-D 3.211% (SOFR + 0.33%), 11/01/2035(b)	1,795	1,790,633
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2046	6,945	6,460,492
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,265	1,291,789
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	375	392,103
5.00%, 08/01/2034	750	772,048
Series 2020 4.00%, 09/01/2045	500	442,149

		78,463,279

North Carolina – 0.9%
North Carolina Central University Series 2019 4.00%, 04/01/2049	2,270	2,186,628
5.00%, 04/01/2044	2,500	2,625,454

		4,812,082

	Principal Amount (000)	U.S. $ Value

Ohio – 2.4%
American Municipal Power, Inc. Series 2019 5.00%, 02/15/2044	$2,150	$2,278,417
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,100	1,026,778
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	4,418,284
5.25%, 02/15/2047	1,500	1,514,833
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	690	655,621
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,148,959
5.25%, 01/01/2052	1,000	1,058,209

		13,101,101

Oklahoma – 1.9%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,000	1,990,651
5.50%, 08/15/2057	3,365	3,225,009
Series 2022-A 5.50%, 08/15/2041	5,000	4,961,161

		10,176,821

Oregon – 0.2%
Tri-County Metropolitan Transportation District of Oregon Series 2017-A 5.00%, 10/01/2026	865	945,938
Series 2018-A 5.00%, 10/01/2029	250	279,414

		1,225,352

Pennsylvania – 7.0%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025	1,000	1,060,100
5.00%, 07/15/2026	510	553,608
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	3,050	3,235,109
Series 2019-B 5.00%, 11/01/2049	3,095	3,307,728
Series 2020-A 5.00%, 11/01/2045	5,000	5,438,025
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	768,133

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$885	$933,922
5.00%, 07/01/2034	230	240,816
AGM Series 2022 4.00%, 07/01/2040	4,475	4,399,410
Philadelphia Authority for Industrial Development (City of Philadelphia PA) AGM Series 2017 5.00%, 12/01/2035	200	219,835
Series 2018 5.00%, 05/01/2036	1,620	1,760,896
5.00%, 05/01/2037	1,390	1,502,306
5.00%, 05/01/2038	1,000	1,077,427
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	1,050	1,056,029
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,161,455
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,252,855
4.00%, 09/01/2050	2,500	2,454,690
School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031	405	460,820
AGM Series 2019-C 5.00%, 04/01/2028	1,850	2,069,490
5.00%, 04/01/2029	1,000	1,139,328
Wilkes-Barre Area School District/PA BAM Series 2019 5.00%, 04/15/2059	1,620	1,693,687

		37,785,669

Rhode Island – 3.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2030	2,890	3,280,587
5.00%, 09/15/2031	5,110	5,798,864
Rhode Island Health and Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	3,028,527
4.00%, 05/15/2040	1,375	1,405,352
4.00%, 05/15/2041	2,485	2,527,609

		16,040,939

Texas – 0.6%
Brownsville Independent School District Series 2017 5.00%, 08/15/2023	750	760,590
City of Mission TX BAM Series 2021 5.00%, 02/15/2028	1,000	1,119,974
5.00%, 02/15/2029	1,000	1,139,826

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District Series 2017 5.00%, 08/15/2037	$370	$382,608

		3,402,998

Utah – 0.7%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	3,741,456

Washington – 0.7%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,715,211

West Virginia – 1.4%
Morgantown Utility Board, Inc. Series 2018-B 5.00%, 12/01/2043	2,555	2,782,096
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016-A 4.00%, 06/01/2031	2,800	2,856,705
Series 2017-A 5.00%, 06/01/2047	1,775	1,811,844

		7,450,645

Wisconsin – 4.6%
City of Milwaukee WI Sewerage System Revenue Series 2021-S 5.00%, 06/01/2030	1,000	1,151,221
5.00%, 06/01/2031	1,000	1,169,618
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	214,274
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	3,520	3,564,353
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,124,005
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	6,315	6,176,800

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	$8,255	$8,094,681

		24,494,952

Total Municipal Obligations (cost $546,569,204)		508,838,562

CORPORATES - INVESTMENT GRADE – 2.2%
Industrial – 1.2%
Consumer Cyclical - Other – 0.6%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	2,892,340

Other Industrial – 0.5%
Howard University Series 2020 1.991%, 10/01/2025	1,000	904,470
2.291%, 10/01/2026	1,000	893,260
2.516%, 10/01/2025	1,000	923,620

		2,721,350

Services – 0.1%
Bush Foundation 2.754%, 10/01/2050	1,000	691,340

		6,305,030

Financial Institutions – 1.0%
Finance – 1.0%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	895,712
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	4,608,740

		5,504,452

Total Corporates - Investment Grade (cost $13,267,000)		11,809,482

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $8,532,006)	8,532,006	8,532,006

Total Investments – 98.7% (cost $568,368,210)(f)		529,180,050
Other assets less liabilities – 1.3%		7,110,000

Net Assets – 100.0%		$536,290,050

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,750	01/15/2025	4.028%	CPI#	Maturity	$90,589	$—	$90,589
USD	2,800	01/15/2027	CPI#	3.466%	Maturity	(70,956)	(6,043)	(64,913)
USD	19,100	01/15/2029	CPI#	3.735%	Maturity	309,032	—	309,032
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	1,205,658	—	1,205,658
USD	7,500	01/15/2031	2.782%	CPI#	Maturity	421,796	—	421,796
USD	4,400	01/15/2031	2.989%	CPI#	Maturity	156,636	—	156,636
USD	5,570	01/15/2032	CPI#	3.064%	Maturity	(125,489)	—	(125,489)
USD	5,180	04/15/2032	CPI#	2.971%	Maturity	(151,548)	—	(151,548)

						$1,835,718	$(6,043)	$1,841,761

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	34,000	04/15/2032	3.069%	1 Day SOFR	Annual	$518,083	$—	$518,083
USD	29,000	04/15/2032	3.283%	1 Day SOFR	Annual	(88,469)	—	(88,469)
USD	9,100	04/15/2032	3.283%	1 Day SOFR	Annual	(20,071)	—	(20,071)
USD	6,000	04/15/2032	3.065%	1 Day SOFR	Annual	76,050	—	76,050

						$485,593	$—	$485,593

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $47,066,714 or 8.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,498,046 and gross unrealized depreciation of investments was $(41,358,852), resulting in net unrealized depreciation of $(36,860,806).

As of January 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.6% and 0.0%, respectively.

Glossary:
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
COP – Certificate of Participation
CPI – Consumer Price Index
DOT – Department of Transportation
ETM – Escrowed to Maturity
MUNIPSA – SIFMA Municipal Swap Index
SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$508,838,562	$—	$508,838,562
Corporates – Investment Grade	—	11,809,482	—	11,809,482
Short-Term Investments	8,532,006	—	—	8,532,006

Total Investments in Securities	8,532,006	520,648,044	—	529,180,050
Other Financial Instruments(a)
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,183,711	—	2,183,711
Centrally Cleared Interest Rate Swaps	—	594,133	—	594,133
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(347,993)	—	(347,993)
Centrally Cleared Interest Rate Swaps	—	(108,540)	—	(108,540)

Total	$8,532,006	$522,969,355	$—	$531,501,361

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2023 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,057	$102,892	$114,417	$8,532	$225